UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-2341

Montgomery Street Income Securities, Inc.

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 950

Chicago, Illinois 60606

(Address of principal executive office)

Mark D. Nerud

225 West Wacker Drive, Suite 950

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5801

Date of fiscal year end:	December 31

Date of Reporting Period:	July 1, 2006 – September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940, (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Montgomery Street Income Securities, Inc.
Schedule of Investments (Unaudited)
September 30, 2006

	Principal
	Amount ($)	Value ($)
Corporate Bonds 50.7%
Banks 0.2%
RBD Capital, 6.50%, 8/11/2008 (d)	400,000	402,360

Consumer Discretionary 8.8%
Altria Group Inc., 7.00%, 11/4/2013	250,000	272,581
AMFM Inc., 8.00%, 11/1/2008	750,000	784,198
Asbury Automotive Group Inc., 9.00%, 6/15/2012	250,000	255,938
ArvinMeritor Inc., 8.75%, 3/1/2012 (e)	950,000	909,625
Avis Budget Car Rental LLC, 144A, 7.91%*, 5/15/2014	500,000	490,000
Charter Communications Operating LLC, 144A, 8.00%, 4/30/2012	500,000	503,750
COX Communications Inc., 5.45%, 12/15/2014	500,000	482,977
DEL Laboratories Inc., 10.49%*, 11/1/2011	200,000	207,000
Dex Media West LLC, 9.88%, 8/15/2013	450,000	486,000
Erac USA Finance Co., 144A, 5.90%, 11/15/2015	429,000	432,825
Foot Locker Inc., 8.50%, 1/15/2022	155,000	146,474
Ford Capital BV, 9.50%, 6/1/2010	650,000	630,500
General Motors Corp., 6.38%, 5/1/2008 (e)	750,000	725,625
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	500,000	551,250
Harrah's Operating Co. Inc., 5.63%, 6/1/2015	1,000,000	929,514
Hertz Corp., 144A, 10.50%, 1/1/2016 (e)	460,000	506,000
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/2016 (e)	450,000	465,750
JC Penney Corp. Inc., 8.00%, 3/1/2010 (e)	500,000	537,824
Mediacom LLC, 9.50%, 1/15/2013	500,000	511,250
MGM Mirage Inc., 8.50%, 9/15/2010 (e)	500,000	531,875
Neiman-Marcus Group Inc., 10.38%, 10/15/2015 (e)	450,000	486,000
Pokagon Gaming Authority, 144A, 10.38%, 6/15/2014	210,000	223,912
Solectron Global Finance Ltd., 8.00%, 3/15/2016 (e)	400,000	396,000
TCI Communications, Inc.:
8.75%, 8/1/2015	35,000	41,445
10.13%, 4/15/2022	1,291,000	1,717,938
Tenneco Inc., 8.63%, 11/15/2014	945,000	933,188
Time Warner Inc., 6.75%, 4/15/2011	800,000	836,705
Town Sports International Inc., 9.63%, 4/15/2011	450,000	472,500
United Rentals North America Inc., 6.50%, 2/15/2012	300,000	289,500
Viacom Inc., 144A, 6.88%, 4/30/2036	480,000	474,522

Wal-Mart Stores Inc., 5.25%, 9/1/2035	250,000	233,802
Xerox Corp., 6.75%, 2/1/2017	777,000	788,655
		17,255,123
Consumer Staples 2.0%
Archer-Daniels-Midland Co., 5.38%, 9/15/2035 (e)	400,000	380,575
Anheuser-Busch Cos., Inc., 5.75%, 4/1/2036	400,000	402,837
Coca-Cola Enterprises, Inc., 8.50%, 2/1/2022	500,000	639,060
Constellation Brand Inc., 7.25%, 9/1/2016 (e)	200,000	202,250
Delhaize America, Inc., 9.00%, 4/15/2031	450,000	527,125
Dole Food Co. Inc., 8.63%*, 5/1/2009	950,000	928,625
Kraft Foods Inc., 6.25%, 6/1/2012	500,000	520,033
Technical Olympics USA Inc., 9.00%, 7/1/2010	200,000	190,250
Fortune Brands Inc., 5.38%, 1/15/2016 (e)	250,000	238,466
Pliant Corp., 11.63%, 6/15/2009 (c)	5	6
		4,029,227
Electronics 0.2%
Flextronics International Ltd., 6.50%, 5/15/2013 (d)	400,000	396,000

Energy 3.4%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	520,000	526,212
6.45%, 9/15/2036	450,000	459,643
Chesapeake Energy Corp., 7.63%, 7/15/2013 (e)	350,000	357,438
Energy Transfer Partners LP, 5.95%, 2/1/2015	2,000,000	1,995,910
Hess Corp., 7.13%, 3/15/2033	450,000	497,480
Kinder Morgan Energy Partners LP, 5.70%, 1/5/2016	818,000	755,108
ONEOK Partners LP:
6.15%, 10/1/2016	304,000	306,865
6.65%, 10/1/2036	542,000	545,799
Peabody Energy Corp., 6.88%, 3/15/2013	400,000	394,000
Pemex Project Funding Master Trust, 144A, 5.75%, 12/15/2015	696,000	679,992
Transcontinental Gas Pipe Line Corp., 144A, 6.40%, 4/15/2016	250,000	247,188
		6,765,635
Financials 19.7%
Allstate Corp., 6.13%, 2/15/2012	1,000,000	1,036,976
American Express Co., 6.80%, 9/1/2066 (e)	1,403,000	1,481,210
American General Corp., 144A, 7.57%, 12/1/2045	250,000	298,195
American International Group Inc., 6.25%, 5/1/2036	350,000	367,735
Ameriprise Financial Inc., 7.52%*, 6/1/2066 (e)	1,015,000	1,088,658
Bank One Corp., 10.00%, 8/15/2010	827,000	953,693
Citigroup Inc., 6.00%, 10/31/2033	500,000	506,014
Citizens Property Insurance Corp., 144A, 7.13%, 2/25/2019	2,000,000	2,255,512
Digicel Ltd., 144A, 9.25%, 9/1/2012	200,000	207,500

Dow Jones CDX North America High Yield Trust, 144A, 8.38%, 12/29/2011 (b)	6,000,000	6,000,000
El Paso Corp., 144A, 7.75%, 7/15/2011	500,000	513,750
ERP Operating LP, 5.38%, 8/1/2016 (e)	333,000	327,586
Federal Farm Credit Bank, 7.56%*, 11/30/2049	170,000	182,534
Ford Motor Credit Co.:
5.80%, 1/12/2009	1,480,000	1,408,984
7.38%, 2/1/2011	500,000	479,914
9.96%*, 4/15/2012	680,000	711,553
GE Business Loan Trust, 144A:
Interest Only 0.62%, 6/15/2010	35,480,000	455,973
6.37%*, 5/15/2034	496,683	496,683
HSBC Bank USA NA, 5.63%, 8/15/2035 (e)	315,000	301,772
HSBC Holdings Plc, 6.50%, 5/2/2036 (e)	500,000	530,779
Kazkommerts International BV, 144A, 8.00%, 11/3/2015	380,000	383,800
Lincoln National Corp., 7.00%, 5/17/2066 (e)	940,000	984,562
General Electric Capital Corp., 6.75%, 3/15/2032	750,000	857,280
General Motors Acceptance Corp.:
6.88%, 9/15/2011	1,250,000	1,243,378
6.88%, 8/28/2012	415,000	410,768
Goldman Sachs Group Inc.:
5.35%, 1/15/2016 (e)	505,000	495,678
6.45%, 5/1/2036	1,650,000	1,683,810
iStar Financial Inc., 144A, 5.95% 10/15/2013	585,000	587,956
JPMorgan Chase Capital XV, 5.88%, 3/15/2035	205,000	196,507
JSG Funding Plc, 9.63%, 10/1/2012	450,000	474,750
Mizuho Financial Group Inc., 8.38%, 12/29/2049	1,405,000	1,488,457
Mizuho JGB Investments LLC, 144A, 9.87%*, 12/30/2049	2,000,000	2,142,084
Morgan Stanley, 6.25%, 8/9/2026	500,000	517,619
Royal Bank of Scotland Group Plc, 9.12%, 3/31/2010	1,200,000	1,339,382
TNK-BP Finance SA, 144A, 7.50%, 7/18/2016	600,000	626,830
USB Capital IX, 6.19%*, 4/15/2011 (e)	1,455,000	1,471,522
Wachovia Capital Trust III, 5.80%, 3/15/2011	2,000,000	2,005,428
Washington Mutual Inc., 144A, 6.53%*, 3/29/2049 (e)	1,015,000	997,136
Western Union Co., 144A, 5.93% 10/1/2016	370,000	373,045
ZFS Finance USA Trust I, 144A, 6.45%*, 12/15/2065	850,000	840,688
		38,725,701
Health Care 0.7%
Teva Pharmaceutical Finance LLC, 6.15%, 2/1/2036	610,000	587,055
Biovail Corp., 7.88%, 4/1/2010	400,000	400,000
Wyeth, 6.50%, 2/1/2034	400,000	431,758
		1,418,813
Industrials 0.2%
Systems 2001 AT LLC, 144A, 7.16%, 12/15/2011	323,782	336,206

Information Technology 0.6%
International Business Machines Corp., 8.38%, 11/1/2019	250,000	314,495
Seagate Technology HDD Holdings, 6.80% 10/1/2016	435,000	432,825
UGS Corp., 10.00%, 6/1/2012	450,000	486,000
		1,233,320
Materials 2.7%
Boise Cascade LLC, 7.13%, 10/15/2014	400,000	373,000
Bowater Inc., 8.39%*, 3/15/2010	500,000	506,875
Chaparral Steel Co., 10.00%, 7/15/2013	450,000	501,750
Domtar Inc., 7.13%, 8/1/2015	225,000	209,250
Equistar Chemicals LP, 8.75%, 2/15/2009	850,000	879,750
Honeywell International Inc., 5.70%, 3/15/2036	250,000	251,059
Koppers Inc., 9.88%, 10/15/2013	450,000	487,125
Newmont Mining Corp., 5.88%, 4/1/2035	395,000	370,668
Siemens Financieringsmaatschappij NV, 144A, 6.13%, 8/17/2026	828,000	848,973
Vale Overseas Ltd., 8.25%, 1/17/2034 (e)	570,000	646,950
Verso Paper Holdings LLC, 144A, 11.38%, 8/1/2016	300,000	297,750
		5,373,150
Telecommunication Services 5.4%
America Movil SA de CV, 6.38%, 3/1/2035	205,000	195,918
AT&T Inc., 6.15%, 9/15/2034	500,000	484,057
Cisco Systems Inc., 5.50%, 2/22/2016	308,000	310,450
Citizens Communications Co., 9.00%, 8/15/2031	400,000	429,000
Insight Midwest LP:
9.75%, 10/1/2009	105,000	106,838
10.50%, 11/1/2010	425,000	439,875
Intelsat Bermuda Ltd., 144A, 9.25%, 6/15/2016	255,000	268,069
Mobifon Holdings BV, 12.50%, 7/31/2010	191,000	214,159
Nortel Networks Ltd., 144A, 10.75%, 7/15/2016	840,000	898,800
NTL Cable Plc, 9.13%, 8/15/2016 (e)	250,000	258,125
PanAmSat Corp., 144A, 9.00%, 6/15/2016	500,000	515,000
Qwest Communications International Inc., 7.50%*, 2/15/2014	800,000	802,000
Rogers Wireless Inc., 9.75%, 6/1/2016	300,000	376,500
Sprint Capital Corp.:
7.63%, 1/30/2011	1,000,000	1,076,711
8.75%, 3/15/2032	400,000	487,800
Telecom Italia Capital SA:
4.00%, 1/15/2010	360,000	341,104
5.25%, 11/15/2013	330,000	312,470
4.95%, 9/30/2014	365,000	335,230
7.20%, 7/18/2036	530,000	544,731
Verizon Global Funding Corp., 7.75%, 12/1/2030	195,000	223,534

Verizon New Jersey Inc., 5.88%, 1/17/2012	542,000	547,477
Vodafone Group Plc, 5.00%, 12/16/2013 (e)	750,000	719,584
Windstream Corp., 144A, 8.63%, 8/1/2016 (e)	670,000	716,900
		10,604,332
Utilities 6.8%
American Electric Power Co. Inc., 5.38%, 3/15/2010 (e)	1,000,000	1,000,152
Dominion Resources Inc., 7.20%, 9/15/2014	750,000	816,680
Duke Energy Corp., 7.38%, 3/1/2010	1,500,000	1,595,841
FirstEnergy Corp., 6.45%, 11/15/2011	500,000	521,588
NiSource Inc., 7.88%, 11/15/2010	1,500,000	1,618,080
Northern State Power Co., 6.25%, 6/1/2036	400,000	427,912
NRG Energy Inc., 7.38%, 2/1/2016	950,000	944,063
PSI Energy Inc., 8.85%, 1/15/2022	1,225,000	1,590,380
Puget Sound Energy Inc., 7.02%, 12/1/2027	1,000,000	1,153,333
Rochester Gas & Electric Corp., 6.38%, 9/1/2033	1,600,000	1,731,352
SPI Electricity & Gas Ltd., 144A, 6.15%, 11/15/2013	2,000,000	2,077,566
		13,476,947

Total Corporate Bonds (Cost $99,973,525)		100,016,814

Asset Backed 10.1% (g)
Automobile Asset Backed Securities 0.1%
Capital Auto Receivables Asset Trust, 144A:
5.77%*, 5/20/2010	150,000	152,438
6.15%*, 4/20/2011	200,000	203,906
		356,344
Commercial and Residential Mortgage-Backed Securities 10.0%
Banc of America Commercial Mortgage Inc., 6.01%, 7/10/2044	960,000	997,931
Banc of America Mortgage Securities, 4.82%*, 9/25/2035	1,065,000	1,047,505
Citigroup Mortgage Loan Trust Inc., 6.75%, 8/25/2034	765,492	779,127
Countrywide Alternative Loan Trust:
5.50%, 8/25/2034	590,124	586,615
6.00%, 2/25/2035	426,242	426,406
6.00%, 8/25/2035	911,335	918,280
General Motors Acceptance Corp., 5.75%, 10/25/2036	620,000	621,272
JPMorgan Chase Commercial Mortgage Securities Corp., 4.90%, 1/12/2037	1,900,000	1,845,464
Lehman Brothers Small Balance Commercial, 144A, 5.62%, 9/25/2036 (f)	255,000	254,901
Marlin Leasing Receivables LLC, 144A, 5.33%, 9/15/2013 (f)	490,000	489,981
Prudential Securities Secured Financing Corp., 7.19%, 6/16/2031	932,716	967,752
Residential Asset Trust, 5.50%, 4/25/2035	2,500,000	2,447,143
Small Business Administration Participation Certificates, 5.54%, 9/1/2026	443,000	448,867
Washington Mutual Inc., 5.12%*, 12/25/2035	1,320,000	1,308,130
Wells Fargo Mortgage Backed Securities Trust:

5.00%, 3/25/2021	2,353,904	2,300,942
4.11%*, 6/25/2035	2,027,284	1,983,003
5.24%, 5/25/2036	2,227,944	2,216,388
		19,639,707

Total Asset Backed (Cost $19,964,899)		19,996,051

Municipal Bonds and Notes 5.6%
Delaware, NJ, Port Authority Revenue, Port District Project, 7.46%, 1/1/2011 (a)	1,000,000	1,088,090
Fultondale, AL, Core City, General Obligation, 6.40%, 2/1/2022 (a)	1,340,000	1,410,135
Guin, AL, County General Obligation, Series B, 8.25%, 6/1/2027 (a)	1,515,000	1,718,313
Idaho, Higher Education Revenue, Nazarene College Facilities, 8.34%, 11/1/2016 (a)	1,000,000	1,002,180
Metropolitan Washington, DC, Apartment Authority System, Series C, 5.39%, 10/1/2015 (a)	1,365,000	1,374,473
Pell City, AL, Core City General Obligation, 5.40%, 8/1/2017 (a)	1,385,000	1,382,646
St. Paul, MN, Sales & Special Tax Revenue, Series A, 6.94%, 11/1/2020 (a)	2,000,000	2,134,320
Washington, Industrial Development Revenue, 4.00%, 10/1/2012 (a)	915,000	856,879

Total Municipal Bonds and Notes (Cost $11,038,402)		10,967,036

U.S. Government Mortgage-Backed Securities 30.6% (g)
Federal Home Loan Mortgage Corp. 5.4%
5.50%, 12/15/2016	590,000	590,671
5.00%, 5/15/2023	1,540,000	1,534,825
5.50%, 7/15/2027	724,468	724,690
6.00%, 5/15/2030	790,000	801,662
5.11%, 3/15/2031 (e)	4,955,000	1,449,655
4.50%, 4/15/2032	1,375,000	1,295,176
4.50%, 7/15/2032	410,000	386,339
5.00%, 12/15/2032	895,000	857,929
5.00%, 10/15/2033	1,175,000	1,124,830
5.00%, 8/15/2034	1,245,000	1,189,944
		9,955,721
Federal National Mortgage Association 22.9%
9.00%, 5/1/2009	157,155	161,202
5.50%, 3/25/2017	855,000	858,535
6.50%, 5/1/2017	217,318	222,168
5.50%, 1/1/2021	3,748,996	3,748,645
6.00%, 1/1/2023	567,993	575,411
4.50%, 10/1/2023	728,326	693,186
5.50%, 5/1/2025	2,502,112	2,484,290
4.50%, 2/15/2026	815,000	804,082
7.00%, 3/1/2031	4,425,337	4,613,113

5.00%, 8/25/2033	295,000	281,232
5.00%, 12/25/2033	1,060,000	1,013,236
5.00%, 6/25/2034	1,105,000	1,099,899
7.00%, 9/1/2035	2,630,905	2,702,813
6.50%, 10/1/2035	5,926,734	6,037,649
7.00%, 10/1/2035	4,189,362	4,303,867
7.00%, 10/1/2035	8,855,998	9,098,052
6.50%, 12/1/2035	686,945	699,559
6.00%, 3/1/2036	3,818,588	3,815,965
6.50%, 5/1/2036	597,526	608,498
6.50%, 5/1/2036	1,278,340	1,301,813
6.00%, 8/25/2044	733,353	736,917
		45,860,132
Government National Mortgage Association 2.3%
6.50%, 8/20/2034	1,147,333	1,175,081
6.50%, 8/20/2035	3,270,172	3,346,178
		4,521,259

Total U.S. Government Mortgage-Backed Securities (Cost $60,913,631)		60,337,112

U.S. Treasury Obligations 0.2%
U.S. Treasury Bond, 4.50%, 2/15/2036 (e)	400,000	383,281

Total US Treasury Obligations (Cost $387,314)		383,281

Short Term Investments 8.3%
Commercial Paper 2.1%
Home Depot, 5.36%, 10/2/2006	2,000,000	1,999,702
UBS Finance LLC, 5.34%, 10/2/2006	2,085,000	2,084,690
		4,084,392

	Shares
Securities Lending Collateral 6.2%
Mellon GSL Delaware Business Trust Collateral Fund	12,189,000	12,189,000

Total Short Term Investments (Cost $16,273,392)		16,273,392

Total Investment Portfolio (Cost $208,551,163) (t)	105.5%	207,973,686
Other Assets and Liabilities, Net	(5.5%)	(10,913,217)
Total Net Assets	100%	197,060,469

Notes to the Schedule of Investments
a: Bond is insured by one of these companies:
Insurance Coverage	As a % of total investment portfolio
Financial Guaranty Insurance Company	0.7%
Financial Security Assurance Inc.	1.5%
First Security Bank (Letter of Credit)	0.5%
MBIA Corporation	1.8%
RaDian Asset Assurance	0.8%

b: Certificates of beneficial interest in a Trust that has entered into a Repurchase Agreement and Credit Default Swap Agreements to track the Dow Jones CDX NA High Yield Index.
c: Security is in Chapter 11 bankruptcy.
d: Foreign Issued Security
e: All or a portion of the security has been loaned.
f: Security fair valued in good faith in accordance with the procedures established by the Board of Directors. As of September 30, 2006
the percentage of net assets invested in fair valued securites was 0.38%.
g: Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
t: The cost for federal income tax purposes was $213,037,314. At September 30, 2006, net unrealized depreciation for all securities based on tax cost was $5,063,628. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,383,926 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,447,554.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

144A: Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security Valuation – Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by, or at the discretion of, the Board of Directors of Montgomery Street Income Securities, Inc. (the "Fund"). If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors.

At a meeting of the Board of Directors of the Fund on October 13, 2006, the Board of Directors adopted policies and procedures to allow the Fund's investment adviser to enter into interest rate futures contracts to assist in the management of the portfolio’s sensitivity to interest rate movements and its positioning on the yield curve, but not with the intent or effect of leveraging the Fund. The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for stockholder participation in a commodity pool. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, it is not subject to registration or regulation as a pool operator under the Act.

Item 2. Controls and Procedures.

(a)

The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the Fund have concluded, based on their evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the Fund in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)

There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	November 21, 2006

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Principal Financial Officer

Date:	November 21, 2006

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.